Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 161,397	$ 61,979	$ (11,507)
Total comprehensive income/(loss) for the period net of tax	161,017	61,979	(11,667)
Attributable to the owners of parent	160,922	61,456	(11,681)
Parent Company [Member]
Condensed Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	110,206	77,563	36,095
Total comprehensive income/(loss) for the period net of tax	110,206	77,563	36,095
Attributable to the owners of parent	$ 110,206	$ 77,563	$ 36,095